Write-Downs of Long-Lived Assets (Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets) (Detail)
¥ in Millions
	3 Months Ended				6 Months Ended
	Sep. 30, 2021 JPY (¥) Property		Sep. 30, 2020 JPY (¥) Property		Sep. 30, 2021 JPY (¥) Property		Sep. 30, 2020 JPY (¥) Property
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount | ¥	¥ 1		¥ 0		¥ 1		¥ 0
Write-downs of the assets held for sale, number of properties | Property	1		0		1		0
Write-downs due to decline estimated future cash flows, amount | ¥	¥ 0		¥ 326		¥ 87		¥ 583
Write-downs due to decline estimated future cash flows, number of properties | Property	0		0		0		0
Commercial Facilities Other Than Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline estimated future cash flows, amount | ¥					¥ 11		¥ 0
Write-downs due to decline estimated future cash flows, number of properties | Property					1		0
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount | ¥	¥ 1		¥ 0		¥ 1		¥ 0
Write-downs of the assets held for sale, number of properties | Property	1		0		1		0
Write-downs due to decline estimated future cash flows, amount | ¥	¥ 0		¥ 26		¥ 1		¥ 64
Write-downs due to decline estimated future cash flows, number of properties | Property	0		1		1		2
Land Undeveloped Or Under Construction Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline estimated future cash flows, amount | ¥	¥ 0		¥ 17		¥ 0		¥ 17
Write-downs due to decline estimated future cash flows, number of properties | Property	0		1		0		1
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline estimated future cash flows, amount | ¥	¥ 0	[1]	¥ 283	[1]	¥ 75	[2]	¥ 502	[2]
Write-downs due to decline estimated future cash flows, number of properties | Property	0	[1]	0	[1]	0	[2]	0	[2]

[1]	For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the three months ended September 30, 2020, include a write-down of ¥280 million of one hotel.
[2]	For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the six months ended September 30, 2020, include a write-down of ¥433 million of two hotels.